Retirement Benefits - Amounts Recognized (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Qualified Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	$ 0	$ 0
Noncurrent liabilities	(86,211)	(6,146)
Total	(86,211)	(6,146)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	34,781	(43,544)
Prior service cost/(credit)	(19,721)	(21,701)
Total	15,060	(65,245)
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	78,324	9,791
Amortization of net loss/(gain)	0	(70)
Prior service cost/(credit)	0	(21,866)
Amortization of prior service cost/(credit)	1,980	165
Total change in other comprehensive income for year	80,304	(11,980)
SERP Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(6,137)	(3,506)
Noncurrent liabilities	(42,233)	(40,816)
Total	(48,370)	(44,322)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	8,038	5,095
Prior service cost/(credit)	0	0
Total	8,038	5,095
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	3,302	3,663
Amortization of net loss/(gain)	(360)	0
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	0	0
Total change in other comprehensive income for year	2,942	3,663
Other Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(468)	(44)
Noncurrent liabilities	(8,762)	(8,247)
Total	(9,230)	(8,291)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	282	(820)
Prior service cost/(credit)	0	0
Total	282	(820)
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	1,056	236
Amortization of net loss/(gain)	46	67
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	0	0
Total change in other comprehensive income for year	1,102	303
PUGET SOUND ENERGY, INC. | Qualified Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	0	0
Noncurrent liabilities	(86,211)	(6,146)
Total	(86,211)	(6,146)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	264,098	187,240
Prior service cost/(credit)	(15,671)	(17,245)
Transition obligations	0	0
Total	248,427	169,995
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	87,108	20,743
Amortization of net loss/(gain)	(10,250)	(7,325)
Prior service cost/(credit)	0	(21,867)
Amortization of prior service cost/(credit)	1,573	(546)
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	78,431	(8,995)
PUGET SOUND ENERGY, INC. | SERP Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(6,137)	(3,506)
Noncurrent liabilities	(42,233)	(40,816)
Total	(48,370)	(44,322)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	13,878	11,770
Prior service cost/(credit)	305	867
Transition obligations	0	0
Total	14,183	12,637
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	3,302	3,663
Amortization of net loss/(gain)	(1,194)	(769)
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	(562)	(562)
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	1,546	2,332
PUGET SOUND ENERGY, INC. | Other Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(468)	(44)
Noncurrent liabilities	(8,762)	(8,247)
Total	(9,230)	(8,291)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(2,955)	(4,492)
Prior service cost/(credit)	72	134
Transition obligations	50	100
Total	(2,833)	(4,258)
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	1,056	236
Amortization of net loss/(gain)	481	553
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	(62)	(132)
Amortization of transition obligation	(50)	(50)
Total change in other comprehensive income for year	$ 1,425	$ 607